STOCK-BASED COMPENSATION (Details Textual) - USD ($)	1 Months Ended			3 Months Ended			6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 15, 2014	Apr. 30, 2014	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Nov. 10, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 3.83
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized					$ 1,538,114				$ 1,538,114
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition									2 years
Restricted Stock or Unit Expense					$ 121,328
Allocated Share-based Compensation Expense				$ 197,134			$ 324,258		$ 258,878
Operating Income (Loss) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated Share-based Compensation Expense						$ 62,514		$ 62,514
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					1,351,000				1,351,000	10,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized	171,000	125,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 3.60
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant					868,750				868,750
Restricted Stock Units (RSUs) [Member] | four independent directors, two named officers and six employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights									One third of these RSUs will vest annually over three years as long as the employee or executive continues to be employed by the Company on the applicable vesting date or the director remains a member of the Companys Board of Directors.
Restricted Stock Units (RSUs) [Member] | two named executive officers and three of its independent directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized			217,500
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights									One third of these RSUs will vest annually over three years as long as the employee or executive continues to be employed by the Company on the applicable vesting date or the director remains a member of the Companys Board of Directors.
2014 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			1,351,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant				737,625			737,625